SCHEDULE OF REVENUE FROM CONTRACT WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,246	$ 4,546	$ 12,074	$ 12,491		$ 16,885	$ 13,066
Appliance Sales To VIP [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,909	1,584	5,846	4,498	[1]	6,040	4,548
Center Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	105	134	511	344		480	342
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,014	1,718	6,357	4,842		6,520	4,890
VIP [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,553	2,327	3,603	6,431		8,517	7,541
Billing Intelligence Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	265	248	937	668	[2]	905	620
Management Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11	90	82	223		313
Sponsorship Seminar Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	403	163	1,095	327		630	15
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,232	$ 2,828	$ 5,717	$ 7,649		$ 10,365	$ 8,176

[1]	Revenue from the sale of products is typically fixed at inception of the contract and is recognized at the point in time when shipment of the related products occurs.
[2]	Revenue from maintenance and subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed. Revenue disclosed above for the nine months ended September 30, 2022, includes a cumulative adjustment from prior years of approximately $0.1 million increase.